Share Based Compensation Plans - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option vesting period	3 years
Option expiration term	7 years
Stock-based compensation expense	$ (56,513)	$ (4,355)
Net earnings (loss)	$ (177,386)	(120,138)
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	131,950
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term	3 years
Stock-based compensation expense	$ (17,168)	$ (3,119)
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	216,820	127,884
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares granted to eligible employees vest term	3 years
Stock-based compensation expense	$ (18,634)	$ (2,787)
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	40,515	39,028
U.S. Share Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-based compensation expense	$ 200	$ 1,000
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share unit vesting period	3 years
Stock-based compensation expense	$ (17,646)
Net earnings (loss)	$ 18,000	$ 15,000
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	96,355	57,442
Share based compensation number of shares vested | shares	263,900